Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) - Moab Khotsong - USD ($) $ in Millions	Jun. 30, 2018	Mar. 01, 2018	Jun. 30, 2017
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 322.0	$ 321.5	$ 0.0
Environmental rehabilitation trust funds	33.0		0.0
Inventories	6.0		0.0
Deferred tax liabilities	(7.0)		0.0
Provision for environmental rehabilitation	(57.0)		0.0
Retirement benefit obligation	(1.0)		0.0
KOSH decant provision	(3.0)		0.0
Leave liabilities	(12.0)		0.0
Other payables	(4.0)		0.0
Fair value of net identifiable assets acquired	$ 277.0		$ 0.0